LONGTERM OBLIGATIONS (Details 2)	Dec. 31, 2021 USD ($)
Due Prior To 2022	$ 1,156,500
2022	411,323
2023	206,667
2024	837,408
2025	0
2026	499,000
Total Long-term Obligations	3,110,898
Annual Payments
Due Prior To 2022	1,156,500
2022	638,000
2023	206,667
2024	837,408
2025	0
2026	499,000
Total Long-term Obligations	3,337,575
Annual Amortization
Due Prior To 2022	0
2022	226,677
2023	0
2024	0
2025	0
2026	0
Total Long-term Obligations	$ 226,677